Benefit Plans (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance liabilities	¥ (31,720)	¥ (46,101)
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	444
Accrued pension and severance liabilities	(8,546)	(19,738)
Net amount recognized	(8,102)	(19,738)
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	333	1,354
Accrued pension and severance liabilities	(19,638)	(24,157)
Net amount recognized	¥ (19,305)	¥ (22,803)